Financial Instruments - Schedule of Changes in Assets, Level 3 Fair Value, Investments Held at Fair Value (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of financial assets [line items]
Balance at beginning of period	$ 479,146
Gain/(loss) on changes in fair value	3,882
Balance at end of period	269,775
Level 3 of fair value hierarchy
Disclosure of financial assets [line items]
Balance at beginning of period	29,472
Balance at end of period	37,288
Investments held at fair value
Disclosure of financial assets [line items]
Balance at beginning of period	317,841
Balance at end of period	29,202
Investments held at fair value | Level 3 of fair value hierarchy
Disclosure of financial assets [line items]
Balance at beginning of period	24,872
Gain/(loss) on changes in fair value	(3,796)
Balance at end of period	21,076
Equity method loss recorded against LTI	(172)
Balance as of June 30, 2024 after allocation of equity method loss to LTI	$ 20,904